Trade and other receivables - Narrative (Details) - Revolving working capital facility agreements with Andefu Group - Equity-accounted investee $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) agreement
Disclosure of detailed information about hedging instruments [line items]
Number of agreements entered into | agreement	2
Borrowings term	12 months
Cash advances and loans made to related parties | $	$ 22